PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2024
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

	As of September 30,
	2024	2023
Buildings	$5,886,262	$5,687,114
Machinery	8,446,168	6,819,033
Furniture, fixtures and equipment	647,880	605,776
Motor vehicles	471,510	280,423
Total property plant and equipment, at cost	15,451,820	13,392,346
Less: accumulated depreciation	(7,347,486)	(6,456,179)
	8,104,335	6,936,167
Construction in progress (“CIP”)	—	899,850
Property, plant and equipment, net	$8,104,335	$7,836,017